Financial risk management - Credit risk - Aging of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 26.2	$ 16.3
Trade and other receivables, expected credit losses	0.0	0.4
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	10.2	4.0
New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	16.6	10.8
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	(0.8)	0.5
Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.2	$ 1.0
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	26.2
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	10.2
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	16.6
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	(0.8)
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.2
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 0.0